Assets and liabilities of disposal group held for sale (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets And Liabilities Of Disposal Group Held For Sale [Line Items]
Lease liability	$ 243,531
Total liabilities of disposal group classified as held for sale	46,635
Disposal groups classified as held for sale [member]
Assets And Liabilities Of Disposal Group Held For Sale [Line Items]
Trade payables	0	$ 18
Other payables	0	6,015
Loans from banks and other financial institutions	0	36,975
Loans from non-controlling interests	0	141
Lease liability	0	2,789
Excess of liabilities over assets in investees	0	697
Total liabilities of disposal group classified as held for sale	$ 0	$ 46,635